                                  MAGNA FUNDS

                             LETTER TO SHAREHOLDERS

We are pleased to send you this 1997 annual report for the Magna Funds: Magna Growth & Income Fund and Magna Intermediate Government Bond Fund.

The fiscal year that ended August 31, 1997, was enormously rewarding both for our fund family and for shareholders who were invested in our funds for the 12-month period. Net assets under management grew significantly to $134.7 million from $96.7 for the two funds combined. While part of the increase was due to the rising value of our funds' holdings, new investments from shareholders also fueled growth. We find this particularly gratifying, as it reflects shareholders' confidence in our ability to manage their money.

While the securities markets experienced some typical volatility during the course of the last 12 months, our funds' returns were handsome, nonetheless. Magna Growth & Income Fund returned 39.59%,(1) excluding sales charges. As explained in the accompanying Portfolio Manager's Report, this gain was due in no small measure to the success of our stock-selection process. We have long believed that the best equity opportunities can be found in the stocks of large companies with strong earnings growth and dominant market positions. Over the last several years, and especially during the last 12 months, these types of stocks have been highly valued by investors, and our shareholders have benefited from this enthusiasm for large-capitalization issues.

Magna Intermediate Government Bond Fund also turned in a solid performance for the fiscal year, providing investors with a total return of nearly
7.96%,(1) excluding sales charges. While the bond market did not match the stock markets' meteoric climb, fixed-income returns were quite satisfactory, especially when measured in historical terms. With inflation low, a 7.96% gain gave bond investors a comfortable "real" (purchasing power) return.

Still, as pleased as we are with the results of the last 12 months, the past is only prologue for the future. What will the next year bring investors?

In our view, the news is good. The economy continues to do well, growth remains steady and manageable, and we do not see any indication of excessive inflationary pressure. A year ago, some investors feared that an overheated economy would push up interest rates, which in turn, could have depressed the stock and bond markets. The Federal Reserve Board determined there was little threat of inflation and, except for raising interest rates a modest one-quarter point in March, left rates alone. As I write this letter in early October, the Fed again has decided to take no action.

To be sure, market fluctuations will always be part of the landscape. Yet, we remain confident in our commitment to investing in stocks and bonds, and we believe that most long-term investors will be well served by keeping at least a portion of their assets in equities and fixed-income instruments.

This annual report lists the Schedule of Investments for the Funds, along with comments from the portfolio managers and other useful information. We encourage you to read the entire report so that you can fully understand how your capital is being invested in the stock and/or bond markets.

We thank you for your continued support and look forward to serving you in the coming year.

Sincerely,

/s/  Walter B. Grimm
-------------------------

Walter B. Grimm
President
October 2, 1997

---------------

(1) With a maximum sales charge of 4.00%, the Magna Growth and Income Fund had a one-year return of 34.04%, and the Intermediate Government Bond Fund was 3.63% for the same period.

                           MAGNA GROWTH & INCOME FUND

                           PORTFOLIO MANAGER'S REPORT

      COMMENTS FROM A CONVERSATION WITH GARY J. GUTHRIE, PORTFOLIO MANAGER

HOW DID THE FUND PERFORM
DURING THE PAST 12 MONTHS,
AND SO FAR IN 1997?          The Fund performed strongly when measured against a
                             broad market index and our fund peer-group index for the fiscal year ended August 31, 1997. During that period, the Fund returned 39.59%,(1) excluding sales charges. In comparison, the S&P 500 Index gained 40.62%, and the Lipper Growth & Income Fund
                             Index rose 34.68%.

                             For the 1997 year-to-date period, the Fund returned 23.42%,(1) excluding sales charges, while the S&P 500 Index gained 22.91%, and the Lipper Growth & Income Fund Index rose 19.68%.

WHAT FACTORS CONTRIBUTED TO
THE FUND'S PERFORMANCE?      Our blended growth-and-value style, security
                             selection process and the emphasis we place on high-quality, large-capitalization holdings all played a part in providing shareholders with strong returns. Our bias for quality -- and by that, I mean our criteria for choosing the stocks of companies with a history of earnings, growth of earnings and commanding market positions within their industries -- has tended to make us favor the large-cap, high-quality stocks that have done so well in recent years.

                             At the same time, our overall portfolio Beta is 0.9, which would suggest that we expose shareholders to below-average market volatility.+

WHAT IS THE COMPOSITION OF
YOUR PORTFOLIO?              Our sector weightings are similar to those that
                             characterized our portfolio a year ago. About 20% of our assets still are invested in high-quality, large-cap technology companies that hold major or dominant market positions. We also remain bullish on consumer stocks. One of our main themes is broad diversification. We believe in having at least some exposure in almost every sector. We are also careful to avoid being overweighted in any particular sector.*

WHAT IS YOUR OUTLOOK FOR
THE NEXT 12 MONTHS?          There is little evidence of inflation in the
                             economy. No matter where you look, producers are having a difficult time passing along price increases; increased competition, both domestically and globally, has had a dampening impact on prices and inflation. As long as we remain in this environment of slow-but-steady growth and low inflation, the climate bodes well for financial assets over the long term.

                             As of August 31, 1997, the Fund's top five holdings as a percent of net assets were Dell Computer Corp., (4.2%), Intel Corp. (4.2%), Microsoft Corp. (2.9%), Compaq Computers (2.3%) and Procter & Gamble (2.1%).

---------------

(1) With the maximum sales charge of 4.00%, the total return for the one-year period was 34.04%, and 18.50% for the YTD return.

+ Beta is a measure of portfolio volatility, relative to that of the broader market. A Beta of 1.0, for example, would indicate that a portfolio has moved in the same direction, and to the same degree, as the overall stock market.

* The composition of the Fund's holdings is subject to change.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND

                           PORTFOLIO MANAGER'S REPORT

      COMMENTS FROM A CONVERSATION WITH L. CLARK ZEDRIC, PORTFOLIO MANAGER

HOW DID THE FUND PERFORM
DURING THE PAST 12 MONTHS,
AND DURING THE FIRST EIGHT
MONTHS OF 1997?              The Fund provided a total return of 7.96%,(1)
                             exclusive of sales loads, for the 12-month period ended August 31, 1997. In comparison, the Lehman
                             Brothers 6-10-Year Government/Corporate Bond Index gained 10.28%, and the Lipper Intermediate
                             Government Bond Fund Index rose 8.43%.

                             Through August 31, the Fund's 1997 year-to-date total return, exclusive of sales loads, was 4.13%.(1) During the same period, the Lehman Brothers 6-10 Year Government/Corporate Bond Index gained 4.71%, and the Lipper Intermediate Government Bond Fund Index rose 4.19%.

THE FUND'S 12-MONTH
PERFORMANCE HAS MORE THAN
DOUBLED ITS PREVIOUS YEAR'S
RETURN. WHAT ACCOUNTED FOR
SUCH DRAMATIC IMPROVEMENT?   Interest rates went in our favor. During this past
                             year, we saw quite a bit of volatility, but as summer drew to a close, interest rates were lower than they had been 12 months earlier. Because bond values rise as interest rates fall, this decline in rates helped push our total return higher.

AT THE SAME TIME, YOU
WERE ABLE TO MAINTAIN A
HIGH-QUALITY PORTFOLIO
AND A RELATIVELY GENEROUS
COUPON RATE, THE LATTER
TRANSLATING INTO A HEALTHY
YIELD PAID TO SHAREHOLDERS.  Yes. As of August 31, 68.9% of the portfolio was invested in Federal Agency Bonds and U.S. Treasury Notes -- with the remainder in high-quality corporate paper and cash. The Fund's average credit quality was AAA; the Fund does not own junk bonds. As of August 31, the average portfolio coupon rate(2) was 7.3%.*

HOW HAVE YOU POSITIONED THE
FUND FOR THE COMING YEAR?    An essential part of our strategy is to maintain "a
                             ladder" within our portfolio, holding bonds with different maturities. This allows us to take advantage of anticipated changes in the bond market and ensures that we will have at least some of our bonds maturing every year. "Laddering" maturities means that as we buy new bonds, we might shorten our ladder to five- or six-year maturities, or extend a bit to longer maturities. Lately, we have been going out to 10- or 12-year maturities, to increase our ladder. This move reflects our belief that interest rates, at least in the near term, will remain stable or decline.

---------------

(1) With a maximum sales charge of 4.00%, the total return for the one-year period would have been 3.63%, and -0.07% for the YTD return.

(2) The interest rate stated on the face of a bond represents the percentage of interest to be paid by the issuer on the face value of the bond.

* The composition of the Fund's holdings is subject to change.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

       IN THE MAGNA GROWTH & INCOME FUND, THE S&P 500 STOCK INDEX AND THE
                       LIPPER GROWTH & INCOME FUND INDEX

                              LIPPER GROWTH
     MEASUREMENT PERIOD       & INCOME FUND   MAGNA GROWTH &  S&P 500 STOCK
   (FISCAL YEAR COVERED)          INDEX        INCOME FUND        INDEX
8/31/94                           10,000           9,601          10,000
8/31/95                           11,691          10,978          12,125
8/31/96                           13,492          13,040          14,415
8/31/97                           19,033          18,203          20,271

                                       COMPARATIVE TOTAL RETURN
                                       for the periods ended August 31, 1997

                                                                             1997       One   Since Inception
                                                                              YTD      Year      (8/31/94)
                                                                             --------------------------------
                                               Magna Growth & Income Fund
                                                   Without sales charge..... 23.42%    39.59%      23.74%
                                                   With sales charge*....... 18.50%    34.04%      22.08%

                                       * Reflects maximum sales charge of 4.00%.
                                       Past performance is not predictive of
                                       future results.

                            Measurement Period
                          (Fiscal Year Covered)                                      Percent
Services                                                                                2.4
General Business                                                                        3.1
Technology                                                                             23.4
Transportation                                                                          2.0
Basic Industries                                                                        7.9
Consumer                                                                               30.2
Capital Goods                                                                           6.8
Utilities                                                                               5.8
Energy                                                                                  6.9
Finance                                                                                11.5

The performance of the Magna
Growth and Income Fund is
measured against the Standard &
Poor's 500 Index and the Lipper
Growth & Income Fund Index. The
S&P 500 is generally
representative of the performance
of the domestic stock universe.
The index does not reflect the
deduction of expenses associated
with a mutual fund, such as
investment management and fund
accounting fees. However, the
Lipper Growth & Income Fund
Index, a managed index, and the
Fund's performance do reflect the
deduction of fees for these
value-added services. The Fund's
total returns would have been
lower had certain fees not been
waived during the periods shown.

Investment return and NAV will
fluctuate, so that an investor's
shares, when redeemed, may be
worth more or less than the
original cost.
SECTOR WEIGHTINGS

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

                IN THE MAGNA INTERMEDIATE GOVERNMENT BOND FUND,
        THE LEHMAN BROTHERS 1-5-YEAR GOVERNMENT/CORPORATE BOND INDEX AND
         THE LEHMAN BROTHERS 6-10-YEAR GOVERNMENT/CORPORATE BOND INDEX

                                                   LEHMAN                  LEHMAN
                                  MAGNA            BROTHERS                BROTHERS
                               INTERMEDIATE        1-5-YEAR                6-10-YEAR
     MEASUREMENT PERIOD         GOVERNMENT    GOVERNMENT/CORPORATE    GOVERNMENT/CORPORATE
   (FISCAL YEAR COVERED)        BOND FUND          BOND INDEX              BOND INDEX
8/31/94                            9,601            10,000                  10,000
8/31/95                           10,398            10,850                  11,325
8/31/96                           10,760            11,368                  11,623
8/31/97                           11,617            12,233                  12,864

                                       COMPARATIVE TOTAL RETURN
                                       for the periods ended August 31, 1997

                                                                              1997      One   Since Inception
                                                                              YTD       Year     (8/31/94)
                                                                             --------------------------------
                                               Magna Intermediate Government
                                                 Bond Fund
                                                   Without sales charge.....   4.13%    7.96%       6.55%
                                                   *With sales charge.......  (0.07)%   3.63%       5.12%

                                       * Reflects maximum sales charge of 4.00%.
                                       Past performance is not predictive of
                                       future results.

                            Measurement Period
                          (Fiscal Year Covered)                                Percent
Cash and Cash Equivalent                                                         2.3
Corporate                                                                       28.8
T. Bills                                                                         6.8
Federal Agency                                                                  62.1

The performance of the Magna
Intermediate Government Bond Fund
is measured against the Lehman
Brothers 1-5-Year
Government/Corporate Bond Index
and the Lehman Brothers 6-10-Year
Government/Corporate Bond Index;
those two indices are unmanaged
and generally represent a range
of 1-5 and 6-10-year maturities.
These indices do not reflect the
deduction of fees associated with
a mutual fund, such as investment
management and fund accounting
fees. The Fund's performance
reflects the deduction of fees
for these value-added services.
The Fund's total returns would
have been lower had certain fees
not been waived during the
periods shown.

Investment return and NAV will
fluctuate, so that an investor's
shares, when redeemed, may be
worth more or less than the
original cost.
PORTFOLIO COMPOSITION

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1997

                                                                     SHARES OR
                                                                     PRINCIPAL
                       SECURITY DESCRIPTION                           AMOUNT          VALUE
-------------------------------------------------------------------  ---------     -----------
COMMON STOCKS -- (86.6%):
  AEROSPACE/DEFENSE -- (2.6%):
     Boeing Company................................................    15,000      $   816,563
     Lockheed Martin Corporation...................................    10,000        1,036,875
                                                                                   -----------
                                                                                     1,853,438
                                                                                   -----------
  AGRICULTURAL MACHINERY -- (0.8%):
     Deere & Company...............................................    10,000          560,000
                                                                                   -----------
  AIR TRAVEL -- (1.2%):
     Delta Air Lines Incorporated..................................    10,000          865,000
                                                                                   -----------
  ALUMINUM -- (1.2%):
     Aluminum Company of America...................................    10,000          822,500
                                                                                   -----------
  APPAREL & TEXTILES -- (1.1%):
     Nike Incorporated (Class B)...................................    14,000          747,250
                                                                                   -----------
  AUTOMOBILES & TRUCKS -- (2.2%):
     Chrysler Corporation..........................................    20,000          702,500
     Ford Motor Company............................................    20,000          860,000
                                                                                   -----------
                                                                                     1,562,500
                                                                                   -----------
  BANKS -- (6.6%):
     Banc One Corporation..........................................    12,000          643,500
     BankAmerica Corporation.......................................    10,000          658,125
     Chase Manhattan Corporation...................................     8,000          889,500
     First Union Corporation.......................................    20,000          961,250
     Mellon Bank Corporation.......................................    18,300          880,687
     Norwest Corporation...........................................    10,000          574,375
                                                                                   -----------
                                                                                     4,607,437
                                                                                   -----------
  BREWERY -- (1.2%):
     Anheuser-Busch Companies, Incorporated........................    20,000          852,500
                                                                                   -----------
  CHEMICALS -- (3.4%):
     DuPont (EI) de Nemours & Company..............................    21,000        1,308,562
     Monsanto Company..............................................    25,000        1,098,437
                                                                                   -----------
                                                                                     2,406,999
                                                                                   -----------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1997

                                                                     SHARES OR
                                                                     PRINCIPAL
                       SECURITY DESCRIPTION                           AMOUNT          VALUE
-------------------------------------------------------------------   ------       -----------
COMMON STOCKS -- (CONTINUED)
  COMPUTERS & BUSINESS EQUIPMENT -- (11.6%):
     Cisco Systems Incorporated*...................................    12,000      $   904,500
     Compaq Computer Corporation*..................................    25,000        1,637,500
     Dell Computer Corporation*....................................    36,000        2,954,250
     Hewlett-Packard Company.......................................    20,000        1,226,250
     Sun Microsystems Incorporated*................................    30,000        1,440,000
                                                                                   -----------
                                                                                     8,162,500
                                                                                   -----------
  COMPUTER SOFTWARE -- (4.1%):
     Microsoft Corporation*........................................    15,200        2,009,250
     Oracle Systems Corporation....................................    22,500          857,812
                                                                                   -----------
                                                                                     2,867,062
                                                                                   -----------
  COSMETICS & TOILETRIES -- (2.5%):
     Colgate Palmolive Company.....................................    15,000          942,180
     Dial Corporation..............................................    50,000          843,750
                                                                                   -----------
                                                                                     1,785,930
                                                                                   -----------
  DIVERSIFIED OPERATIONS -- (1.8%):
     General Electric Company......................................    20,600        1,287,500
                                                                                   -----------
  DRUGS & HEALTHCARE -- (11.6%):
     American Home Products Corporation............................    10,000          720,000
     Bristol-Myers Squibb Company..................................    15,000        1,140,000
     Humana Incorporated*..........................................    26,800          631,475
     Johnson & Johnson.............................................    11,000          623,563
     Lilly (Eli) & Company.........................................    11,000        1,150,875
     Medtronic Incorporated........................................    12,000        1,084,500
     Merck & Company Incorporated..................................    10,100          927,306
     Pfizer Incorporated...........................................    15,000          830,625
     Tenet Healthcare Corporation*.................................    10,000          272,500
     Warner-Lambert Company........................................     6,000          765,750
                                                                                   -----------
                                                                                     8,146,594
                                                                                   -----------
  ELECTRICAL EQUIPMENT -- (0.8%):
     Emerson Electric Company......................................    10,000          546,875
                                                                                   -----------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1997

                                                                     SHARES OR
                                                                     PRINCIPAL
                       SECURITY DESCRIPTION                           AMOUNT          VALUE
-------------------------------------------------------------------   ------       -----------
COMMON STOCKS -- (CONTINUED)
  ELECTRONIC COMPONENTS -- (5.2%):
     Intel Corporation.............................................    32,000      $ 2,948,000
     Xilinx Incorporated*..........................................    15,000          712,500
                                                                                   -----------
                                                                                     3,660,500
                                                                                   -----------
  ENTERTAINMENT -- (1.1%):
     Walt Disney Company...........................................    10,000          768,125
                                                                                   -----------
  FINANCIAL SERVICES -- (1.2%):
     Fannie Mae....................................................    20,000          880,000
                                                                                   -----------
  FOOD & BEVERAGES -- (3.0%):
     Coca-Cola Company.............................................    16,000          917,000
     PepsiCo Incorporated..........................................    10,600          381,600
     Sara Lee Corporation..........................................    20,000          805,000
                                                                                   -----------
                                                                                     2,103,600
                                                                                   -----------
  HOUSEHOLD PRODUCTS -- (2.1%):
     Procter & Gamble Company......................................    11,000        1,463,687
                                                                                   -----------
  INSURANCE -- (3.7%):
     Allstate Corporation..........................................    12,000          876,750
     Conseco Incorporated..........................................    22,000          946,000
     Hartford Financial Services Group.............................    10,000          797,500
                                                                                   -----------
                                                                                     2,620,250
                                                                                   -----------
  INTERNATIONAL OIL -- (4.7%):
     Exxon Corporation.............................................    15,000          917,813
     Mobil Corporation.............................................    15,200        1,105,800
     Texaco Incorporated...........................................    11,000        1,267,750
                                                                                   -----------
                                                                                     3,291,363
                                                                                   -----------
  OIL & GAS -- (1.5%):
     Atlantic Richfield Company....................................    10,000          750,000
     Ultramar Diamond Shamrock Corporation.........................    10,000          326,250
                                                                                   -----------
                                                                                     1,076,250
                                                                                   -----------
  PAPER (1.4%):
     Kimberly-Clark Corporation....................................    20,000          948,750
                                                                                   -----------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1997

                                                                     SHARES OR
                                                                     PRINCIPAL
                       SECURITY DESCRIPTION                           AMOUNT          VALUE
-------------------------------------------------------------------   ------       -----------
COMMON STOCKS -- (CONTINUED)
  RAILROADS & EQUIPMENT -- (0.6%):
     Burlington Northern Santa Fe..................................     4,600      $   421,763
                                                                                   -----------
  RESTAURANTS -- (1.0%):
     McDonald's Corporation........................................    14,700          695,494
                                                                                   -----------
  TOBACCO -- (1.9%):
     Philip Morris Companies, Incorporated.........................    30,000        1,308,750
                                                                                   -----------
  TELECOMMUNICATION -- (3.1%):
     GTE Corporation...............................................    19,500          868,969
     Lucent Technologies Incorporated..............................    12,000          934,500
     SBC Communications Incorporated...............................     7,100          386,063
                                                                                   -----------
                                                                                     2,189,532
                                                                                   -----------
  UTILITIES -- (3.4%):
     Central & South West Corporation..............................    20,000          413,750
     Entergy Corporation...........................................    20,000          496,250
     GPU Incorporated..............................................    20,000          672,500
     New Century Energies Incorporated*............................    20,000          808,740
                                                                                   -----------
                                                                                     2,391,240
                                                                                   -----------
TOTAL COMMON STOCKS -- (Cost $38,103,254)..........................                 60,893,389
                                                                                   -----------
PREFERRED STOCKS -- (2.7%):
  ELECTRICAL & ELECTRONIC -- (0.7%):
     KCPL Financing................................................    20,000          516,250
                                                                                   -----------
  INSURANCE -- (1.3%):
     Aetna Services Incorporated...................................    10,000          880,000
                                                                                   -----------
  OIL & GAS -- (0.7%):
     Ultramar Diamond Shamrock Corporation.........................    20,000          510,000
                                                                                   -----------
TOTAL PREFERRED STOCKS -- (Cost $1,708,100)........................                  1,906,250
                                                                                   -----------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1997

                                                                     SHARES OR
                                                                     PRINCIPAL
                       SECURITY DESCRIPTION                           AMOUNT          VALUE
-------------------------------------------------------------------  ---------     -----------
SHORT TERM INVESTMENTS -- (10.1%):
  U.S. GOVERNMENT SECURITIES -- (7.1%):
     United States Treasury Notes
       5.75%, 9/30/1997............................................  $500,000      $   500,076
       5.75%, 10/31/1997...........................................   500,000          500,235
       6.00%, 11/30/1997...........................................   500,000          500,545
       6.00%, 12/31/1997...........................................   500,000          500,705
       5.13%, 2/28/1998............................................   500,000          498,905
       5.13%, 3/31/1998............................................   500,000          498,750
       5.13%, 4/30/1998............................................   500,000          498,360
       6.00%, 5/31/1998............................................   500,000          501,015
       5.13%, 6/30/1998............................................   500,000          497,735
       5.25%, 7/31/1998............................................   500,000          497,810
                                                                                   -----------
                                                                                     4,994,136
                                                                                   -----------
  REPURCHASE AGREEMENTS -- (3.0%):
     Fifth Third Bank, 5.05%, dated 9/2/1997 (Collateralized by
      $2,081,000 Federal Home Loan Mortgage Corporation, 7.50%,
      2/1/2012, Market Value -- $2,124,571)........................  2,082,839       2,082,839
                                                                                   -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost $7,075,966)..................                  7,076,975
                                                                                   -----------
TOTAL INVESTMENTS -- (Cost $46,887,320) -- 99.4%...................                 69,876,614
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES -- 0.6%.......                    399,873
                                                                                   -----------
NET ASSETS -- 100.0%...............................................                $70,276,487
                                                                                   ===========

---------------

Percentages are based on net assets of $70,276,487.

* Represents non-income producing securities.

                       See notes to financial statements.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1997

                                                                     PRINCIPAL
                       SECURITY DESCRIPTION                            AMOUNT          VALUE
-------------------------------------------------------------------  ----------     -----------
GOVERNMENT AND AGENCY BONDS -- (68.1%):
  FEDERAL AGENCIES -- (61.4%):
     Federal Home Loan Bank
       8.45%, 7/26/1999............................................  $  150,000     $   156,258
       7.59%, 2/10/2000............................................   1,000,000       1,030,780
       6.50%, 3/2/2001(a)..........................................     950,000         950,589
       7.05%, 6/24/2002............................................     500,000         499,295
       8.06%, 3/10/2005............................................     500,000         516,405
       7.25%, 6/27/2005............................................   1,000,000         992,660
       7.15%, 9/13/2005............................................     540,000         533,925
       7.00%, 1/24/2006............................................   1,000,000         983,910
       7.33%, 5/30/2007............................................   1,000,000       1,005,470
       7.25%, 8/20/2007............................................   1,000,000         990,000
       7.70%, 7/12/2010............................................   1,000,000         989,530
                                                                                    -----------
                                                                                      8,648,822
                                                                                    -----------
     Federal Home Loan Mortgage Corporation
       8.00%, 2/1/1999.............................................      82,731          84,092
       7.90%, 9/19/2001............................................     280,000         294,918
       6.80%, 9/18/2002............................................     700,000         695,184
       6.60%, 3/25/2003............................................     700,000         690,592
       5.78%, 10/22/2003...........................................     380,000         363,436
       8.03%, 4/6/2005.............................................   1,475,000       1,487,670
       7.49%, 5/25/2005............................................   1,000,000       1,000,000
       7.25%, 6/8/2005.............................................     500,000         497,110
       6.55%, 11/28/2005...........................................     500,000         487,265
       6.91%, 11/30/2005...........................................     500,000         491,640
       8.00%, 9/11/2006............................................   1,000,000       1,009,690
       7.50%, 1/1/2007.............................................      23,822          24,260
       6.50%, 5/1/2008.............................................     109,488         108,807
       6.77%, 3/21/2011............................................   1,000,000         960,310
       6.71%, 12/5/2011............................................   2,000,000       1,961,880
       7.27%, 2/6/2012.............................................   1,000,000       1,025,620
       7.49%, 4/16/2012............................................   1,000,000       1,043,120
       7.09%, 11/22/2016...........................................     500,000         496,015
       6.50%, 2/15/2024............................................     188,650         184,051
                                                                                    -----------
                                                                                     12,905,660
                                                                                    -----------

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1997

                                                                     PRINCIPAL
                       SECURITY DESCRIPTION                            AMOUNT          VALUE
-------------------------------------------------------------------                 -----------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
  FEDERAL AGENCIES -- (CONTINUED)
     Federal National Mortgage Association
       5.55%, 10/5/1998............................................  $  650,000     $   647,459
       5.38%, 10/23/1998...........................................     840,000         835,540
       7.00%, 7/1/1999.............................................     660,195         665,450
       8.55%, 8/30/1999............................................     360,000         375,019
       6.95%, 9/10/2002............................................     700,000         696,829
       7.30%, 10/28/2002...........................................     280,000         280,000
       6.40%, 3/25/2003............................................   1,140,000       1,118,807
       7.85%, 9/10/2004............................................     500,000         512,580
       8.42%, 10/27/2004...........................................   1,000,000       1,004,530
       8.33%, 2/8/2005.............................................   1,000,000       1,039,690
       7.65%, 3/10/2005............................................     500,000         531,640
       7.13%, 7/6/2005.............................................   1,000,000         990,780
       8.00%, 6/21/2006............................................   1,000,000       1,018,590
       7.50%, 10/5/2006............................................   1,000,000         997,660
       8.00%, 4/9/2007.............................................   1,000,000       1,004,530
       8.10%, 5/11/2010............................................   1,000,000       1,002,190
       7.00%, 12/5/2011............................................   1,000,000         991,870
       7.00%, 8/14/2012............................................   1,500,000       1,457,580
       7.00%, 12/12/2016...........................................   1,000,000         990,940
       6.75%, 8/25/2021............................................     920,000         909,356
       7.05%, 4/25/2022............................................     925,000         924,417
                                                                                    -----------
                                                                                     17,995,457
                                                                                    -----------
  U.S. GOVERNMENT SECURITIES -- (6.7%):
     United States Treasury Notes
       5.13%, 2/28/1998............................................     460,000         458,993
       5.13%, 4/30/1998............................................     920,000         916,982
       9.25%, 8/15/1998............................................     135,000         139,261
       7.13%, 10/15/1998...........................................     750,000         760,433
       5.88%, 3/31/1999............................................     380,000         379,821
       7.00%, 4/15/1999............................................   1,000,000       1,016,250
       6.00%, 10/15/1999...........................................     690,000         690,752
                                                                                    -----------
                                                                                      4,362,492
                                                                                    -----------
TOTAL GOVERNMENT AND AGENCY BONDS -- (Cost $43,550,820)............                  43,912,431
                                                                                    -----------

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1997

                                                                     PRINCIPAL
                       SECURITY DESCRIPTION                            AMOUNT          VALUE
-------------------------------------------------------------------  ---------      -----------
CORPORATE BONDS -- (28.4%):
  FINANCE & BANKING -- (9.4%):
     Associates Corporation
       NA 7.13%, 5/15/2000.........................................  $1,000,000     $ 1,018,400
     Ford Capital BV
       9.88%, 5/15/2001............................................     380,000         414,010
     Merrill Lynch & Company Incorporated
       8.00%, 2/1/2002.............................................     325,000         341,214
       8.30%, 11/1/2002............................................     460,000         492,379
       8.00%, 6/1/2007.............................................     500,000         536,600
                                                                                    -----------
                                                                                      1,370,193
                                                                                    -----------
     Morgan Stanley Group Incorporated
       8.10%, 6/24/2002............................................     460,000         486,123
     Nationsbank Corporation
       7.04%, 8/15/2012............................................     500,000         488,250
     Norwest Financial Incorporated
       7.20%, 5/1/2007.............................................   1,000,000       1,020,020
     St. Paul Companies Incorporated
       7.29%, 8/28/2007............................................     500,000         514,250
     Toyota Motor Credit Corporation
       7.13%, 9/26/2006............................................     500,000         491,060
     United Postal Savings Association
       9.00%, 7/26/1999............................................     250,000         261,898
                                                                                    -----------
          Total Finance & Banking..................................                   6,064,204
                                                                                    -----------
  INDUSTRIALS -- (10.3%):
     Anheuser Busch Companies, Incorporated
       8.75%, 12/1/1999............................................     225,000         236,243
     Dupont (EI) de Nemours & Company
       8.13%, 3/15/2004............................................     265,000         285,410
     Ford Motor Company
       9.00%, 9/15/2001............................................     280,000         303,512
       9.50%, 9/15/2011............................................     230,000         276,212
                                                                                    -----------
                                                                                        579,724
                                                                                    -----------

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1997

                                                                     PRINCIPAL
                       SECURITY DESCRIPTION                            AMOUNT          VALUE
-------------------------------------------------------------------  ---------      -----------
CORPORATE BONDS -- (CONTINUED)
  INDUSTRIALS -- (CONTINUED)
     Kimberly-Clark Corporation
       8.88%, 5/1/2001.............................................  $  280,000     $   299,323
     Lilly Eli & Company
       8.13%, 12/1/2001............................................     500,000         529,705
     Loews Corporation
       8.50%, 4/15/1998............................................     175,000         177,632
       6.75%, 12/15/2006...........................................     500,000         486,835
                                                                                    -----------
                                                                                        664,467
                                                                                    -----------
     Monsanto Company
       8.75%, 5/15/2001............................................     200,000         214,072
     PepsiCo Incorporated
       7.63%, 11/1/1998............................................     280,000         284,810
     Philip Morris Companies Incorporated
       8.75%, 6/1/2001.............................................     250,000         265,745
       7.50%, 1/15/2002............................................     360,000         368,064
       7.25%, 1/15/2003............................................     700,000         708,064
                                                                                    -----------
                                                                                      1,341,873
                                                                                    -----------
     R R Donnelley & Sons Company
       7.00%, 1/1/2003.............................................     700,000         709,002
     Rockwell International Corporation
       8.38%, 2/15/2001............................................     280,000         296,461
     Shell Canada, Limited
       7.38%, 6/1/1999.............................................     265,000         270,175
     Texaco Capital Incorporated
       9.00%, 12/15/1999...........................................     340,000         359,043
     Wal-Mart Stores Incorporated
       8.63%, 4/1/2001.............................................     430,000         459,520
     Weyerhaeuser Company
       8.94%, 4/9/2001.............................................     100,000         107,557
                                                                                    -----------
          Total Industrials........................................                   6,637,385
                                                                                    -----------

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1997

                                                                     PRINCIPAL
                       SECURITY DESCRIPTION                            AMOUNT          VALUE
-------------------------------------------------------------------  ---------      -----------
CORPORATE BONDS -- (CONTINUED)
  TRANSPORTATION -- (0.4%):
     Norfolk & Southern Railway Company
       7.75%, 8/15/2005............................................  $  225,000     $   237,371
                                                                                    -----------
  UTILITIES -- (8.3%):
     A T & T Corporation
       7.13%, 1/15/2002............................................     960,000         980,746
     Carolina Telephone & Telegraph Company
       7.25%, 12/15/2004...........................................   1,000,000       1,026,470
     General Electric Company
       7.73%, 2/13/2002............................................     400,000         420,788
     National Rural Utilities
       7.30%, 9/15/2006............................................   1,000,000       1,033,250
       7.20%, 10/1/2015............................................     450,000         444,555
                                                                                    -----------
                                                                                      1,477,805
                                                                                    -----------
     Northern Telecom, Limited
       8.75%, 6/12/2001............................................     430,000         461,364
     Pacific Bell
       7.25%, 7/1/2002.............................................   1,000,000       1,027,120
                                                                                    -----------
     Total Utilities...............................................                   5,394,293
                                                                                    -----------
TOTAL CORPORATE BONDS -- (Cost $17,904,326)........................                  18,333,253
                                                                                    -----------
SHORT TERM INVESTMENTS -- (2.3%):
  REPURCHASE AGREEMENTS -- (2.3%):
     Fifth Third Bank, 5.05%, dated 9/2/1997 (Collateralized by
     $1,472,000 Federal Home Loan Mortgage Corporation, 7.50%,
     2/1/2010, Market Value -- $1,502,820).........................   1,472,782       1,472,782
                                                                                    -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost $1,472,782)..................                   1,472,782
                                                                                    -----------
TOTAL INVESTMENTS -- (Cost $62,927,928) -- 98.8%...................                  63,718,466
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES -- 1.2%.......                     740,458
                                                                                    -----------
NET ASSETS -- 100.0%...............................................                 $64,458,924
                                                                                    ===========

---------------
Percentages are based on net assets of $64,458,924

(a) Interest rate resets annually.

                       See notes to financial statements.

                                  MAGNA FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                AUGUST 31, 1997
================================================================================

                                                                    GROWTH &       INTERMEDIATE
                                                                     INCOME         GOVERNMENT
                                                                      FUND          BOND FUND
                                                                   -----------     ------------
ASSETS:
Investments in securities, at value (cost $44,804,481 and
  $61,455,146, respectively).....................................  $67,793,775     $62,245,684
Repurchase agreements, at cost...................................    2,082,839       1,472,782
                                                                   -----------     -----------
  TOTAL INVESTMENTS..............................................   69,876,614      63,718,466

Interest receivable..............................................      221,646       1,162,248
Receivable for investment securities matured.....................      500,000              --
Receivable for fund shares sold..................................        2,925              --
Deferred organization costs......................................       21,101          41,204
Prepaid expenses and other assets................................        7,457           8,154
                                                                   -----------     -----------
  TOTAL ASSETS...................................................   70,629,743      64,930,072
                                                                   -----------     -----------
LIABILITIES:
Payable for investment securities purchased......................      254,995              --
Distributions payable............................................           --         359,712
Accrued expenses:
  Advisory fees..................................................       30,621          21,868
  Administration fees............................................        2,425           2,327
  Legal fees.....................................................       32,636          47,135
  Audit fees.....................................................        9,463          15,217
  Custodian and Fund Accounting fees.............................        4,299           6,736
  Transfer agent fees............................................        7,683           5,485
  Printing costs.................................................        4,673           5,689
  Registration and filing fees...................................        4,246           4,886
  Trustees' fees and expenses....................................        2,189           1,311
  Other..........................................................           26             782
                                                                   -----------     -----------
  TOTAL LIABILITIES..............................................      353,256         471,148
                                                                   -----------     -----------
NET ASSETS.......................................................  $70,276,487     $64,458,924
                                                                   ===========     ===========
COMPOSITION OF NET ASSETS
Paid-in capital..................................................  $46,443,226     $63,926,633
Undistributed (distributions in excess of) net investment
  income.........................................................      188,483              (5)
Accumulated net realized gains (losses) on investment
  transactions...................................................      655,484        (258,242)
Net unrealized appreciation from investments.....................   22,989,294         790,538
                                                                   -----------     -----------
NET ASSETS.......................................................  $70,276,487     $64,458,924
                                                                   ===========     ===========
Shares of beneficial interest outstanding, no par value..........    3,168,108       5,111,891
                                                                   ===========     ===========
Net asset value and redemption price per share...................  $     22.18     $     12.61
                                                                   ===========     ===========
Maximum Sales Charge.............................................         4.00%           4.00%
                                                                   ===========     ===========
Maximum Offering Price (100%/(100% -- Maximum Sales Charge) of
  net asset value adjusted to nearest cent) per share............  $     23.10     $     13.14
                                                                   ===========     ===========

                       See notes to financial statements.

                                  MAGNA FUNDS
                            STATEMENTS OF OPERATIONS
                           YEAR ENDED AUGUST 31, 1997
================================================================================

                                                                    GROWTH &       INTERMEDIATE
                                                                     INCOME         GOVERNMENT
                                                                      FUND          BOND FUND
                                                                   -----------     ------------
INVESTMENT INCOME:
Interest income..................................................  $   353,347      $4,334,079
Dividend income..................................................      926,793              --
                                                                   -----------     -----------
  TOTAL INCOME...................................................    1,280,140       4,334,079
                                                                   -----------     -----------
EXPENSES:
Advisory fees (Note 3)...........................................      396,797         304,596
Administration fees (Note 3).....................................      100,523         115,747
12b-1 fees (Note 3)..............................................      132,266         152,298
Legal fees.......................................................       21,506          30,496
Audit fees.......................................................       12,850          16,333
Custodian and Fund Accounting fees (Note 3)......................       53,376          65,228
Amortization of organization costs...............................       10,545          20,597
Transfer agent fees (Note 3).....................................       56,824          47,246
Printing costs...................................................        7,825           9,326
Insurance costs..................................................       10,986          15,834
Registration and filing fees.....................................        3,532           3,690
Trustees' fees and expenses......................................       16,430          16,432
Other............................................................        1,702           2,408
                                                                   -----------     -----------
  TOTAL EXPENSES.................................................      825,162         800,231
  Less: Expenses voluntarily reduced/waived (Note 3).............     (264,532)       (213,217)
                                                                   -----------     -----------
  Net expenses...................................................      560,630         587,014
                                                                   -----------     -----------
NET INVESTMENT INCOME............................................      719,510       3,747,065
                                                                   -----------     -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENT
  TRANSACTIONS:
Realized gains (losses) on investment transactions...............      664,115          67,662
Net change in unrealized appreciation(depreciation) on
  investments....................................................   15,434,191         815,681
                                                                   -----------     -----------
Net realized and unrealized gains on Investment Transactions.....   16,098,306         883,343
                                                                   -----------     -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS...................  $16,817,816      $4,630,408
                                                                   ===========     ===========

                       See notes to financial statements.

                                  MAGNA FUNDS
                              GROWTH & INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                YEAR ENDED        YEAR ENDED
                                                              AUGUST 31, 1997   AUGUST 31, 1996
                                                              ---------------   ---------------
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income.......................................    $   719,510       $   565,292
Net realized gains (losses) from investment transactions....        664,115         1,077,400
Net change in unrealized appreciation (depreciation) on
  investments...............................................     15,434,191         4,250,144
                                                                -----------       -----------
Change in net assets resulting from operations..............     16,817,816         5,892,836
                                                                -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................       (645,485)         (522,116)
Net realized gains..........................................       (917,850)          (60,437)
                                                                -----------       -----------
Change in net assets from shareholder distributions.........     (1,563,335)         (582,553)
                                                                -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Proceeds from sale of shares................................     21,143,569         6,430,315
Shares issued in reinvestment of distributions..............      1,132,911           239,172
Payments for shares redeemed................................     (7,249,406)       (2,268,580)
                                                                -----------       -----------
Change in net assets from fund share transactions...........     15,027,074         4,400,907
                                                                -----------       -----------
NET INCREASE IN NET ASSETS..................................     30,281,555         9,711,190
                                                                -----------       -----------
NET ASSETS:
Beginning of period.........................................     39,994,932        30,283,742
                                                                -----------       -----------
End of period...............................................    $70,276,487       $39,994,932
                                                                ===========       ===========

                       See notes to financial statements.

                                  MAGNA FUNDS
                       INTERMEDIATE GOVERNMENT BOND FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                              YEAR ENDED          YEAR ENDED
                                                            AUGUST 31, 1997     AUGUST 31, 1996
                                                            ---------------     ---------------
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income.....................................    $ 3,747,065         $ 3,275,349
Net realized gains (losses) from investment
  transactions............................................         67,662              67,299
Net change in unrealized appreciation (depreciation) on
  investments.............................................        815,681          (1,523,540)
                                                              -----------         -----------
Change in net assets resulting from operations............      4,630,408           1,819,108
                                                              -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................     (3,748,531)         (3,277,592)
In excess of net investment income........................        (57,243)                 --
                                                              -----------         -----------
Change in net assets from shareholder distributions.......     (3,805,774)         (3,277,592)
                                                              -----------         -----------
FROM FUND SHARE TRANSACTIONS:
Proceeds from sale of shares..............................     12,518,368          11,087,902
Shares issued in reinvestment of distributions............        637,814             636,548
Payments for shares redeemed..............................     (6,285,840)         (5,587,492)
                                                              -----------         -----------
Change in net assets from fund share transactions.........      6,870,342           6,136,958
                                                              -----------         -----------

NET INCREASE IN NET ASSETS................................      7,694,976           4,678,474
                                                              -----------         -----------
NET ASSETS:
Beginning of period.......................................     56,763,948          52,085,474
                                                              -----------         -----------
End of period.............................................    $64,458,924         $56,763,948
                                                              ===========         ===========

                       See notes to financial statements.

                                  MAGNA FUNDS
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND FUND DESCRIPTION

Magna Funds (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on April 28, 1994, and is authorized to issue an unlimited number of shares of beneficial interest in multiple series. Two series commenced investment operations on September 1, 1994: the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund (the "Funds").

The investment objective of the Magna Growth & Income Fund is to seek long-term growth of capital, current income and growth of income. The investment objective of the Magna Intermediate Government Bond Fund is to achieve current income consistent with preservation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

Investment Valuation: Equity securities listed on an established securities exchange or on the NASDAQ National Market System are valued at the closing sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost which approximates market value.

Investment Transactions: All securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses on sales of securities are determined on the basis of identified cost.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon time and price which, in the case of the Funds' transactions, is usually within seven days. The total amount received by the Funds on repurchase agreements is calculated to exceed the price paid by the Funds, reflecting an agreed upon market rate of interest for the period of time to the settlement date, and will not necessarily be related to the interest rate on the underlying securities. The underlying securities are ordinarily United States government securities. Repurchase agreements will be fully collateralized at all times. However, to the extent that the proceeds from any sale upon default in the obligation to repurchase is less than the repurchase price, the Funds would suffer a loss. Also, the Funds might incur costs and encounter delays in liquidating collateral.

Deferred Organizational Expenses: The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying shares for distribution under Federal and State securities regulations. All such costs are amortized using the straight-line method over a period of five years from the dates each Fund commenced operations: September 1, 1994, for the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund.

                                   continued

                                  MAGNA FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

Dividends and Distributions to Shareholders: The Magna Intermediate Government Bond Fund declares dividends from net investment income daily and makes payments monthly. The Magna Growth & Income Fund declares and pays dividends from net investment income quarterly. Each Fund also distributes all of its net capital gains, if any, on an annual basis, normally in December. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

Federal Income Taxes: Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. By so qualifying, the Funds will not be subject to federal income tax to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income and capital gains during the calender year, the Funds will not be subject to a federal excise tax.

Expenses: Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles may require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of these financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3. RELATED PARTY TRANSACTIONS

The Trust has entered into an Investment Advisory Agreement with Magna Bank, N.A. ("Magna"). Under this agreement, each Fund pays a fee, calculated daily and paid monthly, based on the respective average daily net assets of each Fund. This fee is 0.75% for the Magna Growth & Income Fund, and 0.50% for the Magna Intermediate Government Bond Fund. Effective September 1, 1995, Magna has voluntarily agreed to reduce its fees with respect to the Magna Growth & Income Fund to 0.50% and with respect to the Magna Intermediate Government Bond Fund to 0.40% of average daily net assets. For the year ended August 31, 1997, Magna waived investment advisory fees of $132,266 and $60,919 for the Magna Growth & Income Fund and Magna Intermediate Government Bond Fund, respectively.

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, is a subsidiary of The BISYS Group, Inc. BISYS, with whom certain officers and a trustee of the Trust are affiliated, serves the Trust as distributor, administrator, transfer agent and fund accountant. Such officers and trustee are not paid any fees directly by the Funds for serving as officers and trustee of the Trust.

From inception through June, 1, 1997 the Trust had entered into an Administration Services Agreement with Ernst Asset Management Corporation ("EAMC"), a wholly owned subsidiary of Ernst & Company ("Ernst"). Under this agreement, each Fund paid a fee, calculated daily and paid monthly, at the rate of 0.19% of the first

                                   continued

                                  MAGNA FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

$125 million of each Fund's average daily net assets, 0.17% of the next $125 million of such assets and 0.15% of such assets in excess of $250 million. For the period September 1, 1996 through June 1, 1997, EAMC earned $70,951 from the Growth & Income Fund, and $87,869 from the Intermediate Government Bond Fund in administrative fees. As of June 2, 1997 the Trust has entered into an Administration Service Agreement with BISYS Fund Services ("BISYS"), ("Administrator"), who provides management and administrative services to the Funds, under the agreement. The Trust pays BISYS a fee for its services to each Fund under the Administration Service Agreement at the annual rate of 0.20% of the Trust's average net assets. For the period June 2 through August 31, 1997 BISYS earned $29,572 from the Magna Growth & Income Fund, and $27,878 from the Magna Intermediate Government Bond Fund.

The Trust has adopted a Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The purpose of the plan is to compensate the Distributor for expenses borne in connection with the provision of personal services provided to investors and/or maintenance of shareholder accounts, at an annual rate not to exceed 0.25% of each Fund's average daily net assets. For the period September 1, 1996 through June 1, 1997 EAMC (the prior Distributor) earned service fees of $93,356 and $115,617 for the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund, respectively. EAMC voluntarily waived $93,356 and $115,617 of service fees for the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund, respectively. For the period June 2, 1997 through August 31, 1997 BISYS (the current Distributor) earned service fees of $38,910 and $36,681 for the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund, respectively. For the period June 2, 1997 through August 31, 1997 BISYS (the Distributor) voluntarily waived $38,910 and $36,681 of service fees for the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund, respectively.

EAMC was entitled to receive commissions on sales of shares of the Funds for the period from September 1, 1996 through June 1, 1997. EAMC received $8,484 from the commissions on sales of shares of the Funds, of which $8,449 was allowed to affiliated broker/dealers of the Funds. BISYS was entitled to receive commissions on sales of shares of the Funds for the period from June 2, 1997 through August 31, 1997. BISYS received $1,835 from the commissions on sales of shares of the Funds, of which $1,656 was allowed to affiliated broker/dealers of the Funds.

For the period June 2, 1997 through August 31, 1997 BISYS received Transfer Agent fees of $17,099 and $14,911 from the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund, respectively.

As Fund Accountant for the period from June 2, 1997 through August 31, 1997, BISYS received $4,501 and $6,396 from the Magna Growth & Income Fund and Magna Intermediate Bond Fund, respectively.

Each of the Trust's Trustees who are not affiliated with Magna receive an annual fee of $5,000 plus $500 for each meeting attended.

                                   continued

                                  MAGNA FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities, for the year ended August 31, 1997 were as follows:

                                                                       PURCHASES       SALES
                                                                      -----------   -----------
Magna Growth & Income Fund..........................................  $22,792,093   $ 8,545,189
Magna Intermediate Government Bond Fund.............................  $18,898,240   $11,275,272

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at August 31, 1997 were as follows:

                                                          GROSS          GROSS       NET UNREALIZED
                                          IDENTIFIED    UNREALIZED     UNREALIZED     APPRECIATION
                                             COST      APPRECIATION  (DEPRECIATION)  (DEPRECIATION)
                                          -----------  ------------  --------------  --------------
Magna Growth & Income Fund..............  $46,887,320  $23,745,802     $ (756,508)    $ 22,989,294
Magna Intermediate Government Bond
  Fund..................................  $62,927,928  $ 1,101,480     $ (310,942)    $    790,538

5. FUND SHARE TRANSACTIONS

Share activity for the Funds were as follows:

                                                                 MAGNA GROWTH & INCOME FUND
                                                              ---------------------------------
                                                                YEAR ENDED        YEAR ENDED
                                                              AUGUST 31, 1997   AUGUST 31, 1996
                                                              ---------------   ---------------
Shares sold.................................................      1,017,201          408,171
Shares issued in reinvestment...............................         60,944           15,343
Shares redeemed.............................................       (346,284)        (143,015)
                                                                 ----------         --------
Net increase................................................        731,861          280,499
                                                                 ==========         ========

                                                                     MAGNA INTERMEDIATE
                                                                    GOVERNMENT BOND FUND
                                                              ---------------------------------
                                                                YEAR ENDED        YEAR ENDED
                                                              AUGUST 31, 1997   AUGUST 31, 1996
                                                              ---------------   ---------------
Shares sold.................................................        993,664          871,641
Shares issued in reinvestment...............................         50,648           50,161
Shares redeemed.............................................       (499,001)        (439,287)
                                                                 ----------         --------
Net increase................................................        545,311          482,515
                                                                 ==========         ========

                                   continued

                                  MAGNA FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. OTHER INFORMATION (UNAUDITED)

For the fiscal year ended August 31, 1997, 100% of the dividends distributed by the Magna Growth & Income Fund qualified for the dividends-received deduction for corporate shareholders.

As of August 31, 1997, the Magna Intermediate Government Bond Fund had capital loss carryovers of $258,242 of which $59,293 will expire in 2003 and $198,949 will expire in 2004 to offset any future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that this carryover is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

                                  MAGNA FUNDS
                           MAGNA GROWTH & INCOME FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

================================================================================

                                                YEAR              YEAR         SEPTEMBER 1, 1994*
                                                ENDED             ENDED             THROUGH
                                           AUGUST 31, 1997   AUGUST 31, 1996    AUGUST 31, 1995
                                           ---------------   ---------------   ------------------
NET ASSET VALUE -- BEGINNING OF PERIOD...      $ 16.42           $ 14.05            $  12.50
                                                ------            ------              ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income....................         0.26              0.24                0.25
Net realized and unrealized gains from
  investment transactions................         6.12              2.39                1.52
                                                ------            ------              ------
Total income from investment
  operations.............................         6.38              2.63                1.77
                                                ------            ------              ------
LESS DISTRIBUTIONS:
Net investment income....................        (0.25)            (0.23)              (0.22)
Net realized gain from investment
  transactions...........................        (0.37)            (0.03)                 --
                                                ------            ------              ------
Total dividends and distributions........        (0.62)            (0.26)              (0.22)
                                                ------            ------              ------
NET ASSET VALUE -- END OF PERIOD.........      $ 22.18           $ 16.42            $  14.05
                                                ======            ======              ======
Total return (1).........................        39.59%            18.77%              14.33%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)........      $70,276           $39,995            $ 30,284
Ratio of expenses to average net
  assets.................................         1.06%             1.27%               1.25%
Ratio of net investment income to average
  net assets.............................         1.36%             1.56%               1.98%
Ratio of expenses to average net assets
  without fee waivers**..................         1.56%             1.77%               1.88%
Ratio of net investment income to average
  net assets without fee waivers**.......         0.86%             1.06%               1.35%
Portfolio turnover rate..................           17%               31%                 41%
Average commission rate (2)..............      $0.0500           $0.0600                  NA

--------------------------------------------------------------------------------

  * Commencement of operations.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(1) Total return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses total returns would have been lower.

(2) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity security transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.

                       See notes to financial statements.

                                  MAGNA FUNDS
                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

================================================================================

                                                YEAR              YEAR         SEPTEMBER 1, 1994*
                                                ENDED             ENDED             THROUGH
                                           AUGUST 31, 1997   AUGUST 31, 1996    AUGUST 31, 1995
                                           ---------------   ---------------   ------------------
NET ASSET VALUE -- BEGINNING OF PERIOD...      $ 12.43           $ 12.75            $  12.50
                                               -------           -------             -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income....................         0.79              0.76                0.74
Net realized and unrealized gain from
  investment transactions................         0.19             (0.32)               0.25
                                               -------           -------             -------
Total income from investment
  operations.............................         0.98              0.44                0.99
                                               -------           -------             -------
LESS DISTRIBUTIONS:
Dividends from net investment income.....        (0.79)            (0.76)              (0.74)
In excess of net investment income.......        (0.01)               --                  --
                                               -------           -------             -------
Total dividends and distributions........        (0.80)            (0.76)              (0.74)
                                               -------           -------             -------
NET ASSET VALUE -- END OF PERIOD.........      $ 12.61           $ 12.43            $  12.75
                                               =======           =======             =======
Total return (1).........................         7.96%             3.48%               8.30%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)........      $64,459           $56,764            $ 52,085
Ratio of expenses to average net
  assets.................................         0.96%             1.05%               1.10%
Ratio of net investment income to average
  net assets.............................         6.15%             5.97%               6.00%
Ratio of expenses to average net assets
  without fee waivers**..................         1.31%             1.40%               1.43%
Ratio of net investment income to average
  net assets without fee waivers**.......         5.80%             5.62%               5.66%
Portfolio turnover rate..................           19%               20%                 34%

--------------------------------------------------------------------------------

  * Commencement of operations.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(1) Total return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses total returns would have been lower.

                       See notes to financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To The Shareholders and Trustees
of the Magna Funds:

We have audited the accompanying statements of assets and liabilities of the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund (the "Funds") including the schedules of portfolio investments, as of August 31, 1997, and the related statements of operations, statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund as of August 31, 1997, and the results of operations, changes in net assets and the financial highlights for the periods presented in conformity with generally accepted accounting principles.

                                            Coopers & Lybrand L.L.P.

Columbus, Ohio
October 21, 1997

======================================================
INVESTMENT ADVISOR
Magna Bank, N.A.
1401 South Brentwood Boulevard
St. Louis, Missouri 61344

ADMINISTRATOR & DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

TRANSFER AND
DIVIDEND PAYING AGENT
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN
Fifth Third Bank
Fifth Third Center
Cincinnati, OH 45263

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, OH 43215

10-97

            TABLE OF CONTENTS

                                             PAGE
                                             ----
Letter to Shareholders....................      1
Portfolio Manager's Report................      2
Schedule of Portfolio Investments.........      6
Statements of Assets and Liabilities......     16
Statements of Operations..................     17
Statements of Changes in Net Assets.......     18
Notes to Financials.......................     20
Financial Highlights......................     25
Report of Independent Accountants.........     27

======================================================



======================================================


                   MAGNA FUNDS
                A FAMILY OF FUNDS


                  ANNUAL REPORT
                 AUGUST 31, 1997


               3435 STELZER ROAD
               COLUMBUS, OH 43219
                 (800) 219-4182


======================================================

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED
HEREIN ARE PROVIDED FOR THE GENERAL INFORMATION OF
THE SHAREHOLDERS OF THE MAGNA FUNDS. FOR A FREE
PROSPECTUS CONTAINING MORE COMPLETE INFORMATION,
CALL (800) 219-4182. READ THE PROSPECTUS CAREFULLY
BEFORE YOU INVEST OR SEND MONEY.

======================================================